Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN BEACON SELECT FUNDS
Entity Central Index Key	0001096012
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000004819
Shareholder Report [Line Items]
Fund Name	U.S. Government Money Market Select Fund
Trading Symbol	AAOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon U.S. Government Money Market Select Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Ticker Symbol	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAOXX	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16% [1]
AssetsNet	$ 735,920,492
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 366,247
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$735,920,492
# of Portfolio Holdings	74
Portfolio Turnover RateFootnote Reference**	0%
Total Management Fees Paid	$366,247
Footnote	Description
Footnote**	Portfolio turnover is based on the lesser of long-term purchases or sales divided by the average long-term fair value during the period. The Fund did not invest in any long-term securities during the reporting period.

Holdings [Text Block]

Asset Allocation - % Investments

Table Summary
U.S. Government Agency Obligations	53.7
U.S. Treasury Repurchase Agreements	27.2
Government Agency Repurchase Agreements	12.5
U.S. Treasury Obligations	6.6
Investment Companies	0.0

Effective Maturity Distribution - % Net Assets

Table Summary
Effective Maturity Distribution (%)	Header
1 to 7 Days	40.1
8 to 30 Days	4.3
31 to 90 Days	22.1
91 to 180 Days	19.6
Over 180 Days	13.9

[1]	Annualized.